Share-Based Compensation Expenses	12 Months Ended
Dec. 31, 2024
Share-Based Compensation Expenses
Share-Based Compensation Expenses

Note 17 - Share-Based Compensation Expenses

Share-based compensation expenses comprised the following:

	2024	2023
Stock options and restricted share units	$5.4	$5.5
Deferred share units	2.6	(1.1)
	$8.0	$4.4

Share-based compensation expenses include expenses related to equity-settled stock options, restricted share units (“RSUs”) and deferred share units (“DSUs”), as well as the mark-to-market gain or loss related to the DSUs.